Cover	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
Entity File Number	001-42918
Entity Registrant Name	Canary HBAR ETF
Entity Central Index Key	0002039458
Entity Tax Identification Number	99-6922743
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Cadillac Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	200-0788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of Canary HBAR ETF
Trading Symbol	HBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false